  Jocelyn Liu
                                                                         Attorney
                                                      Allstate Insurance Company
                                                             Phone: 847.402.5745
                                                               Fax: 847.402.3781
                                                     Email: Jocelyn.liu@allstate.com

VIA EDGAR TRANSMISSION

February 22, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:              Allstate Life Insurance Company
              Registration Statement on Form N-4
              Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant shown below, we hereby certify that:

1.
For the Registration Statement shown below, the form of Prospectus and of Statement of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2.	The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

Registrant	Depositor	1940 Act #	Registration Statement
Allstate Financial Advisors Separate Account I	Allstate Life Insurance Company	811-09327	333-141909

You may direct any questions regarding this filing to the undersigned at (847)-402-5745.

Very truly yours,

/s/ JOCELYN LIU

Jocelyn Liu